As filed with the Securities and Exchange Commission on May 27, 2011

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 29	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 28 to the Registration Statement is being filed pursuant to Rule 485(a)(i) for the purpose of changing the name of the Buffalo Balanced Fund to “Buffalo Flexible Income Fund” and making related revisions to its principal investment strategies and revising the principal investment strategies of the Buffalo Growth Fund.  On or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment, for the purpose of incorporating any comments made by the Staff and to update financial information for the fiscal year ended March 31, 2011.

BUFFALO FUNDS

BUFFALO FLEXIBLE INCOME FUND (BUFBX)
BUFFALO GROWTH FUND (BUFGX)

Prospectus

[…], 2011

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

Buffalo Flexible Incom e Fund

INVESTMENT OBJECTIVES

The investment objectives of the Buffalo Flexible Income Fund (“Flexible Income Fund” or the “Fund”) are the generation of high current income and, as a secondary objective, long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	1.05%
*The Total Annual Fund Operating Expenses for the Flexible Income Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Flexible Income Fund	$107	$334	$579	$1,283

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Flexible Income Fund invests in both debt and equity securities.  Equity securities can include common stocks, preferred stocks, rights, warrants and convertible preferred stocks.  Debt securities can include government notes and bonds, mortgage and asset backed securities, bank debt, convertible debt securities, fixed and floating rate corporate debt securities, both rated and unrated, and higher-yielding, high-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.”  With respect to its investments in equity securities, the Flexible Income Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that Kornitzer Capital Management Inc., the Fund’s investment advisor (the “Advisor”), believes that an investment in the company’s securities is consistent with the Fund’s investment objectives.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation with reduced volatility of returns.  The Flexible Income Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values.  The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities.  However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years.

With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s Investors Service, Inc. (“Moody’s) or Standard & Poor’s Ratings Group (“S&P”), as well as the issuers of debt not rated by Moody’s or S&P.  The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated.  The Fund has no limitations on principal, interest or reset terms on debt securities held in the Fund.

With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends.  The Advisor may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Flexible Income Fund cannot guarantee that it will achieve its investment objectives.  As with any mutual fund, the value of the Flexible Income Fund’s investments may fluctuate.  If the value of the Flexible Income Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Flexible Income Fund’s principal investment strategies are:

Market Risk – The value of the Flexible Income Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Flexible Income Fund, and you could lose money.

Management Risk – Management risk means that your investment in the Flexible Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Flexible Income Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

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Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

International Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Debt Securities Risk – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

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High Yield Risk – The Flexible Income Fund invests in higher-yielding, high-risk bonds (“junk bonds”).  These lower-rated bonds have a greater degree of default risk.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

FLEXIBLE INCOME FUND
Annual Total Return as of December 31 of Each Year
Calendar Year-to-Date Return (through June 30, 2010) = (2.33)%
Best Quarter through December 31, 2009: June 30, 2003 = 14.83%
Worst Quarter through December 31, 2009: December 31, 2008 = (20.62)%

Average Annual Total Returns for the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Flexible Income Fund
Return Before Taxes	31.07%	4.52%	5.06%
Return After Taxes on Distributions	29.86%	3.55%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	20.59%	3.51%	3.80%
S&P 500 Index® and Merrill Lynch High Yield Master Index® Weighted Average	38.21%	2.84%	2.26%
Lipper Balanced Funds Index®	23.35%	2.64%	2.79%

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MANAGEMENT

Investment Advisor. Kornitzer Capital Management, Inc. (“KCM”) is the Flexible Income Fund’s investment advisor.

Co-Portfolio Managers. John Kornitzer, President and Chief Investment Officer of KCM, has served as a portfolio manager of the Flexible Income Fund since January 2003.  Mr. Paul Dlugosch, Portfolio Manager and Research Analyst, has served as a portfolio manager of the Flexible Income Fund since May 2011.

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Buffalo Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Growth Fund (“Growth Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.90%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses2	0.94%
1.	Effective December 1, 2010, the management fee was reduced from 1.00% to 0.90%. The table has been restated to reflect the current lower management fee for the Growth Fund.
2.
The Total Annual Fund Operating Expenses for the Growth Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$96	$300	$520	$1,155

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Fund invests in domestic common stocks and other U.S. equity securities, including preferred stock, convertible securities, warrants and rights, with a goal of maintaining at least 75% of the equity weighting of the Fund’s portfolio in companies with market capitalizations greater than the median of the Russell 1000 Growth Index® or $5 billion, whichever is lower.  The capitalization of the Russell 1000 Growth Index® changes due to market conditions and changes with the composition of the index.  As of June 30, 2011, the median market capitalization of companies in the Russell 1000 Growth Index® was approximately $[…] billion.  With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies with market capitalizations less than the lower of the median of the Russell 1000 Growth Index® or $5 billion.  While the Fund’s investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

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In its security selection process, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from long-term industry, technological or general market trends, as well as incremental growth and/or diversification from international expansion.  The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis, such as product cycles and the quality of management; (3) rigorous valuation analysis; and (4) a long term perspective.  The Advisor may sell the Growth Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Growth Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Growth Fund’s investments may fluctuate.  If the value of the Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the principal investment strategies of the Growth Fund are:

Market Risk – The value of the Growth Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Growth Fund, and you could lose money.

Management Risk – Management risk means that your investment in the Growth Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that a fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.

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Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.

International Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

GROWTH FUND
Annual Total Return as of December 31 of Each Year
Calendar Year-to-Date Return (through June 30, 2010) = (4.06)%
Best Quarter through December 31, 2009: December 31, 1999 = 21.19%
Worst Quarter through December 31, 2009: December 31, 2009 = (23.39)%

Average Annual Total Returns for the periods ended December 31, 2009
	1 Year	5 Years	10 Years
Growth Fund
Return Before Taxes	33.34%	2.61%	1.87%
Return After Taxes on Distributions	32.24%	2.33%	1.43%
Return After Taxes on Distributions and Sale of Fund Shares	21.80%	2.24%	1.49%
Russell 1000 Growth Index®	37.21%	1.63%	-3.99%
Lipper Large Cap Growth Fund Index®	37.36%	3.05%	-0.57%

MANAGEMENT

Investment Advisor. Kornitzer Capital Management, Inc. (“KCM”) is the Growth Fund’s investment advisor.

Co-Portfolio Managers. The Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Kent Gasaway	15	Portfolio Manager
Clay Brethour	9.5	Portfolio Manager
Dave Carlsen	6.5	Portfolio Manager

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem Fund shares on any business day by written request (Buffalo Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), wire transfer, telephone at 1-800-49-BUFFALO or (800) 492-8332, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial	Subsequent
Regular Accounts (unless opened via an exchange)	$ 2,500	$ 100
Exchange from another Buffalo Fund	$ 1,000	$ 100
Automatic Investment Plan	$ 100	$ 100
IRA and Uniform Transfer/Gifts to Minors Accounts	$ 250	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ 100

TAX INFORMATION

Fund distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

INVESTMENT OBJECTIVES

Buffalo Flexible Income Fund – the investment objectives of the Flexible Income Fund are the generation of high current income and, as a secondary objective, long-term growth of capital.

Buffalo Growth Fund – the investment objective of the Buffalo Growth Fund is long-term growth of capital.

The Funds’ investment objectives may be changed with the approval of the Board of Trustees, but a shareholder vote is not required.

PRINCIPAL INVESTMENT STRATEGIES

Buffalo Flexible Income Fund.  The Flexible Income Fund intends to achieve its primary objective, high current income, by investing in fixed and floating rate corporate bonds, government notes and bonds, bank debt, mortgage and asset backed securities, convertible debt securities, preferred stocks and convertible preferred stocks.  The Fund may also invest in higher yielding, high-risk debt securities (often referred to as “junk bonds”).  The Advisor generally expects that these debt securities will be rated below investment grade by the major rating agencies.  The Fund intends to achieve its secondary objective of long term growth of capital by investing primarily in both equity and debt securities.  Securities can include common stocks, rights and warrants and by investing in convertible debt securities and convertible preferred stocks.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

While the Flexible Income Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies.  The Fund considers large-cap companies to be those with market capitalization in excess of $10 billion at the time of initial purchase.

The Fund retains the freedom to invest up to 100% of its net assets in fixed and floating rate corporate debt securities, bank debt, mortgage and asset backed securities, convertible debt securities, preferred stocks and convertible preferred stocks, including higher yielding, high-risk debt securities.  High-risk debt securities are those rated below BBB by S&P or Baa by Moody’s.  Yields on such bonds may fluctuate significantly, and, therefore, achievement of the Fund’s investment objectives may be more dependent on the Advisor’s credit analysis ability than it would be for investments in higher rated bonds.

The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality.  Rated debt securities, which are downgraded to below B quality and unrated debt securities, which the Advisor believes have fallen below B quality, will be sold at the Advisor’s discretion, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated.

With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s Investors Service, Inc. (“Moody’s) or Standard & Poor’s Ratings Group (“S&P”)), as well as the issuers of debt not rated by Moody’s or S&P.  With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends.  The Advisor may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

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Buffalo Growth Fund.  The Growth Fund normally invests at least 75% of the equity weighting of the Fund’s portfolio in domestic common stocks and other U.S. equity securities including preferred stock, convertible securities, warrants and rights of companies with market capitalizations greater than the median of the Russell 1000 Growth Index® or $5 billion, whichever is less.  The capitalization of the Russell 1000® Growth Index changes due to market conditions and changes with the composition of the index.  As of June 30, 2011, the median market capitalization of companies in the Russell 1000® Growth Index was approximately $[…] billion.  While the Fund’s investments will consist primarily of domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Growth Fund may invest in companies with market capitalizations less than the lower of the median of the Russell 1000 Growth Index® or $5 billion.

In its security selection process, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from long-term industry, technological or general market trends, as well as incremental growth and/or diversification from international expansion.  The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis, such as product cycles and the quality of management; (3) rigorous valuation analysis; and (4) a long term perspective.  The Advisor may sell the Growth Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities.

GENERAL INVESTMENT POLICIES

Investment Style and Portfolio Turnover – The Advisor normally does not engage in active or frequent trading of the Funds’ investments.  Instead, to reduce turnover of the Funds’ portfolio holdings, the Advisor’s general strategy is to purchase securities for the Funds based upon what the Advisor believes are long-term trends.  This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains.  The Advisor may sell the Funds’ investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments – The Funds intend to hold some portion of its assets in cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses.  There may be times when the Funds may respond to market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities.  During those times, the Funds may not achieve their investment objectives and, instead, will focus on preserving your investment.  To the extent the Funds use a money market fund for their cash position, there will be some duplication of expenses because the Funds would bear their pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISK FACTORS

The Buffalo Funds cannot guarantee that they will achieve their investment objectives.  As with any mutual fund, the value of a Fund’s investments may fluctuate.  If the value of a Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  This section is intended to describe in greater detail the risks associated with investing in each of the Funds.

Market Risk – (Applies to both Funds).  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time.  To the extent the Funds invest in equity securities, the share price of the Funds will go up and down in value as the equity markets change.  Stock markets can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Since 2008, U.S. and international markets have experienced significant volatility.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in a Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.  As with any mutual fund, there is a risk that you could lose money by investing in the Buffalo Funds.

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Management Risk – (Applies to both Funds).  The Funds’ success depends largely on the Advisor’s ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks.  Because of this, the Funds will perform better or worse than other types of funds depending on what is in “favor.”  In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

Equity Market Risk – (Applies to both Funds).  The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by a Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Preferred Stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Preferred Stocks.  Preferred stock may also be convertible.  Convertible preferred stock may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer.  Convertible preferred stock is senior to common stocks in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities.  However, convertible preferred stock provides a fixed-income stream (generally higher in yield than the income derived from common stock but lower than that afforded by a similar non-convertible security) and gives the investor the opportunity, through the conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants.  The Funds may invest a portion of their assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that is that a Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

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Large-Cap Company Risk – (Applies to both Funds).  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk – (Applies to both Funds).  The Funds may, invest in mid-cap companies.  Generally, mid-cap companies may have more potential for growth than large-cap companies.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Funds.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small-Cap Company Risk – (Applies primarily to the Growth Fund).  The Growth Fund will invest in small-cap companies.  Generally, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Growth Fund.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Growth Fund wants to sell a large quantity of a small-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Growth Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Debt Securities Risk – (Applies primarily to the Flexible Income Fund).  Debt securities are subject to some or all of the following risks, depending upon the type of debt instrument in which the Flexible Income Fund invests:  interest rate risk, call risk, prepayment and extension risk, credit risk and liquidity risk, which are more fully described below:

Below-Investment Grade Debt Securities Risk.  Below investment grade debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organization.  High-risk debt securities are those rated below BBB by S&P or Baa by Moody’s.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Interest Rate Risk.  Debt securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

Call Risk.  During periods of declining interest rates, a bond issuer may “call”--or repay-- its high yielding bonds before their maturity dates.  The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Prepayment and Extension Risk.  Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of debt securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Credit Risk.  Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and the Fund could incur losses.

The Flexible Income Fund will be exposed to the benefits and risks of investing in debt securities.  A debt security represents a loan of money by the purchaser of the security to the issuer.  A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time.  Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities.  Bonds, notes, debentures and commercial paper are types of debt securities.  Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.  Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

Consistent with its investment objectives, strategies and policies, the Flexible Income Fund may purchase debt securities that, at the time of initial purchase, are rated CCC/CAA or higher by Moody’s or S&P or that are unrated, if the Advisor determines that the debt security is of at least  B rated comparable quality.  Rated debt securities, which are downgraded below CCC/CAA after being purchased, and unrated debt securities, which the Advisor believes have fallen below that level after being purchased, will be sold at the Advisor’s discretion.  The Flexible Income Fund may also purchase short-term debt securities, as stated in Statement of Additional Information (“SAI”) for the Fund in its Cash Management description, even though such an investment is not consistent with the Flexible Income Fund’s objectives or its other strategies or policies.

High Yield Risk – (Applies primarily to the Flexible Income Fund). The Flexible Income Fund invests in higher-yielding, high-risk bonds (so called “junk-bonds”).  As noted above, these lower-rated bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of the security will fail to make timely payments of principal or interest.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies.  Lower-rated debt securities tend to have less liquid markets than higher-rated debt securities, and their market prices tend to react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments than higher-rated bonds.

International Risk.  Investing in foreign securities, including securities of foreign corporations, governments and government agencies or instrumentalities generally involves more risks than investing in U.S. securities.  These include risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates that may decrease the value of an investment; and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.  Certain foreign securities may also be less liquid (harder to sell) than many U.S. securities.  This means that the Funds may, at times, have difficulty selling certain foreign securities at favorable prices.  Additionally, brokerage commissions and other fees are generally higher for securities traded in foreign markets and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.

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The Funds may gain international exposure through the purchase of sponsored or unsponsored ADRs and other U.S. dollar-denominated securities of foreign issuers traded in the U.S.  ADRs are securities of foreign companies that are denominated in U.S. dollars.  ADRs are subject to similar risks as other types of foreign investments.  Unsponsored ADRs held by the Funds are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent foreign risk, as described above.  These risks can increase the potential for losses in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge by contacting U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) at 1-800-49-BUFFALO (1-800-492-8332).

Management

INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. (“KCM” or the “Advisor”) is the manager and investment advisor for each of the Buffalo Funds.  KCM is responsible for overseeing and implementing each Fund’s investment program and managing the day-to-day investment activity and operations of each Fund.  KCM was founded in 1989.  In addition to managing and advising the Buffalo Funds, KCM provides investment advisory services to a broad variety of individual, corporate and other institutional clients.  As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds.  This includes: investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees (if applicable); fees for domestic custody services; independent auditor and legal counsel costs; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.  KCM is located at 5420 West 61st Place, Shawnee Mission, KS 66205.  As compensation for KCM’s services, the Flexible Income Funds  pay KCM a fee each month at the annual rate of 1.00% of the Fund’s average daily net assets.  The Growth Fund pays KCM a fee each month at the annual rate of 0.90%, as compensation for its services.

Certain expenses of the Funds are payable by the Funds.  These expenses include a portion of the foreign custody costs (if applicable), taxes, interest, governmental charges and fees, including registration of the Funds with the SEC and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.  A discussion regarding the Board of Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ annual report to shareholders for the fiscal year ended March 31, 2010.

Portfolio Managers

The Buffalo Funds are managed by a portfolio management team supported by an experienced investment analysis and research staff.  The portfolio management team is responsible for the day-to-day management of their respective Funds as indicated below.

John Kornitzer, Co-Portfolio Manager.  Mr. Kornitzer is the president and chief investment officer of KCM, and has over 41 years of investment experience.  He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989.  Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania.  Mr. Kornitzer serves as a co-portfolio manager of the Flexible Income Fund.

Paul Dlugosch, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Dlugosch joined KCM in 2002 and has more than 12 years of research and management experience.  Previously, Mr. Dlugosch worked at Antares Capital Corporation from 1999-2002 and LaSalle National Bank in Chicago, Illinois from 1997-1999.  He holds a B.S. in Business Administration from the University of Iowa.  Mr. Dlugosch serves as co-portfolio manager of the Flexible Income Fund.

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Kent Gasaway, CFA, Co-Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 28 years of research and management experience.  Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed in Overland Park, Kansas.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Gasaway serves as co-portfolio manager of the Growth Fund.

Clay Brethour, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Brethour joined KCM in 2000.  He previously was an equity research analyst with Security Management Group in Topeka, Kansas from February 2000 to November 2000 and a research analyst with Dain Rauscher Wessels from 1992-2000.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour serves as co-portfolio manager of the Growth Fund and has over 19 years of investment experience.

Dave Carlsen, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin from 2000-2004, and also as an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin from 1992-2000.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin.  Mr. Carlsen serves as co-portfolio manager of the Growth Fund and has over 19 years of investment experience.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Buffalo Funds.

Distribution and Other Services

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Funds.  Quasar Distributors, LLC and U.S. Bancorp Fund Services, LLC are located at 615 East Michigan Street, Milwaukee, WI 53202.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or at least since inception).  Certain information reflects financial results for a single share of a Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.  This information has been derived from the Funds’ financial statements which are included in the annual report, and have been audited by Ernst & Young LLP, whose report is also included in the annual report.  The Buffalo Funds’ annual report is available at no charge upon request.

Flexible Income Fund
	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the year.	2010	2009	2008	2007	2006

Net asset value, beginning of year	$7.89	$11.38	$11.71	$10.79	$9.98

Income from investment operations:
Net investment income	0.35	0.38	0.36	0.32	0.30
Net gains (losses) on securities (both realized and unrealized)	2.72	(3.49)	0.05	0.92	0.81

Total from investment operations	3.07	(3.11)	0.41	1.24	1.11

Less distributions:
Dividends from net investment income	(0.35)	(0.38)	(0.36)	(0.32)	(0.30)
Distributions from capital gains	--	--	(0.38)	--	--

Total distributions	(0.35)	(0.38)	(0.74)	(0.32)	(0.30)

Net asset value, end of year	$10.61	$7.89	$11.38	$11.71	$10.79
Total return	39.32%	(27.75%)	3.23%	11.67%	11.23%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$154,312	$113,692	$166,661	$166,397	$150,228
Ratio of expenses to average net assets	1.03%	1.03%	1.02%	1.03%	1.03%
Ratio of net investment income to average net assets	3.55%	3.85%	2.99%	2.85%	2.89%
Portfolio turnover rate	12%	14%	17%	28%	18%

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Growth Fund
	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the year.	2010(1)	2009	2008	2007	2006

Net asset value, beginning of year	$14.29	$20.85	$23.15	$21.39	$18.82

Income from investment operations:
Net investment income	0.10	0.10	0.08	0.05	0.05
Net gains (losses) on securities (both realized and unrealized)	7.58	(6.48)	(1.48)	2.45	2.59

Total from investment operations	7.68	(6.38)	(1.40)	2.50	2.64

Less distributions:
Dividends from net investment income	(0.10)	(0.11)	(0.08)	(0.06)	(0.07)
Distributions from capital gains	--	(0.07)	(0.82)	(0.68)	--
Return of capital	--(2)	--	--	--	--

Total distributions	(0.10)	(0.18)	(0.90)	(0.74)	(0.07)

Net asset value, end of year	$21.87	$14.29	$20.85	$23.15	$21.39
Total return	53.80%	(30.70%)	(6.51%)	11.86%	14.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$105,087	$68,221	$109,792	$75,026	$73,113
Ratio of expenses to average net assets	1.03%	1.05%	1.03%	1.04%	1.04%
Ratio of net investment income to average net assets	0.51%	0.53%	0.37%	0.24%	0.23%
Portfolio turnover rate	30%	51%	31%	13%	11%

(1) Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund.  Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.

(2) Less than $0.01 per share.

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Index Descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Lipper Balanced Funds Index® is an unmanaged, net asset value (“NAV”) weighted index of the 30 largest balanced mutual funds.  Performance is presented net of the Funds’ fees and expenses.

The Lipper Large-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

The Merrill Lynch High Yield Master Index® is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index® and 40% of the Merrill Lynch High Yield Master Index®.

The Russell 1000 Growth Index® measures the performance of those Russell 1000 Index® companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000 Index® consists of the 1,000 largest companies in the Russell 3000 Index®.

Shareholder Information

HOW SHARE PRICE IS DETERMINED

Shares of each Fund are purchased or redeemed at their NAV next calculated after your purchase order and payment or redemption order is received in “good order” by a Fund.  In the case of certain authorized financial intermediaries (“financial intermediaries”), such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next effective after receipt by such intermediary, consistent with applicable laws and regulations.  Other intermediaries may set cut-off times for the receipt of orders that are earlier than the Funds’ cut-off times.

A Fund’s NAV is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation.  The NAV is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time), on days when the Funds are open for business.  The Funds are generally closed on weekends, days when the NYSE is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Each security owned by a Fund that is listed on a securities exchange (including ADRs), except those traded on NASDAQ, is valued at the latest sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked price on such day.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair valuation.

When market quotations are not readily available or when they may not reflect the actual market value, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Funds’ Advisor and administrator, subject to the ultimate supervision of the Board of Trustees.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.  These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Funds’ management to believe that a security’s last sale price may not reflect its actual market value.  In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as junk bonds and small- or micro-cap securities) when the Funds’ management believes that the last sale price may not accurately reflect the securities’ markets value.  By using fair value pricing procedures, the goal is to ensure that the Funds are accurately priced.  The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.  To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the valuation committee will not exactly match the market price of the security when the security is sold by a Fund.

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Valuation of Foreign Securities

Under normal market conditions the Funds determine the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m., Eastern time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued at the mean between the most recent quoted bid and ask price.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open (“NYSE business day”).  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund.  As a result, a Fund could be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in a Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of a Fund’s shares, if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Funds’ portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).  These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services that have been approved by the Board of Trustees.  The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of arbitrage market timing.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not NYSE business days, and on which the Fund’s NAV is not calculated.  Therefore, the NAV of the Fund’s shares may change on days when shareholders may not be able to purchase or redeem the Fund’s shares.  The calculation of a Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Funds’ fair value procedures established and approved by the Board of Trustees.

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HOW TO PURCHASE SHARES

No Load Funds

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in the Funds.

How to Buy Shares

To make an initial purchase, your purchase order must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  “Good order” means that your purchase includes: (1) a completed account application or investment stub; (2) the dollar amount of shares to be purchased; and (3) a check payable to Buffalo Funds, which indicates your investment in a Fund (see chart on page 33 for details on making investments in the Funds).  In general, you may purchase shares of the Funds as indicated below:

•  by phone, Internet, mail or wire;
•  through Automatic Investments; and
•  through exchanges from another Buffalo Fund.

All checks must be in U.S. dollars drawn on a domestic financial institution.  Cashier’s checks under $10,000, money orders, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, post dated checks, post dated on-line bill pay checks or any conditional order or payment will not be accepted as payment.  Your NAV per share for a purchase will be the next computed NAV after your request is received in good order.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m., Eastern time) will be executed at the NAV, computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

The Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Initial Investment

•	$2,500 for regular accounts, unless opened via an exchange;
•	$1,000 for exchanges from another Buffalo Fund;
•	$250 for IRA and Uniform Transfer/Gifts to Minors Accounts; or
•	$100 initial purchase for any account when an Automatic Investment Plan is established for at least $100 per month.

Minimum Additional Investment

•  $100 by phone, Internet or mail;
•  $100 by wire;
•  $100 for Automatic Investments through an automated clearing house (“ACH”); and
•  $100 for exchanges from another Buffalo Fund.

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

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Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum.  If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

There is no minimum limit for withdrawal via mail, but the most you can redeem by telephone is $25,000, provided that you have previously registered for this service.  Redemption requests by mail must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  For redemption requests, “good order” means that: (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed; (2) the request properly identifies your account number; (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered; and, if applicable, (4) the signature(s) on the request is guaranteed.  Redemptions over $25,000 must be made in writing and be signature guaranteed.  Additionally, signature guarantees are required when any of the following are true:

•  you request that redemption proceeds be sent to a different payee, bank, or address than that which the Funds have on file;
•  you request that redemption proceeds be sent to an address of record within 15 days of changing that address; or
•  you are changing the account registration or sending proceeds to a Buffalo account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section.

The following services are also available to shareholders.  Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

• Uniform Transfers/Gifts to Minors Accounts	• Roth IRA accounts
• Transfer on Death (“TOD”) Accounts	• Coverdell Education Savings Accounts
• Accounts for corporations, partnerships and retirement plans.	• Simplified Employee Pensions (“SEPs”)
• Traditional IRA accounts

DISTRIBUTIONS

Distributions. Each Fund has qualified, or intends to qualify, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  The Flexible Income Fund expects to declare and distribute all of its respective “investment company taxable income”, which includes interest, dividends, net short-term capital gains and net gains from foreign currency transactions, if any, to its respective shareholders monthly.  Distributions from net long-term capital gains (the excess of long-term capital gains over short-term capital losses), if any, will be declared and paid by each of the Buffalo Funds annually, usually in December.  A Fund may distribute its investment company taxable income dividends and net capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such Fund.  Alternatively, but subject to the approval of the Board of Trustees, any or all of the Funds may distribute all of their investment company taxable income dividends and net capital gains, if applicable, annually, semi-annually, quarterly or monthly on a date or dates approved by the Board of Trustees.

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The amount of any distribution will vary, and there is no guarantee a Fund will make a distribution of either investment company investment income or net capital gains.  There are no fees or sales charges on reinvestments. If you elect to receive payments of distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current NAV, and to reinvest all subsequent distributions.

Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify distributions after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Distribution.”  If you are a taxable investor and invest in a Fund shortly before the record date of a distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

TAXES

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or long-term capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

For federal income tax purposes, Fund distributions of investment company taxable income are taxable to you as ordinary income unless the Fund designates any part of such distribution as attributable to qualified dividend income.  Fund distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  Under current law, any distribution attributable to qualified dividend income will be eligible for taxation by individual shareholders at long-term capital gain rates provided such shareholders meet certain holding period requirements.

Sale or Redemption of Fund Shares.  A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a sale.

Backup Withholding.  By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs them to do so.  Under current law, the rate of backup withholding is 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding at a 30% tax rate (or lower pursuant to certain treaties) and U.S. estate tax.  Additionally, non-U.S. investors may be subject to special U.S. tax certification requirements.

This discussion of distributions and taxes is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

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ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Funds cannot process a transaction request unless it is properly completed as described in this section.  To avoid delays, please call the Funds if you have any questions about these policies.  The Funds reserve the right to cancel or change these transaction policies at any time upon 30 days’ written notice to shareholders prior to any change taking effect.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker.  You may also contact the Buffalo Funds directly to purchase and redeem shares of the Funds without this fee.  In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases - The Funds may reject purchase orders when they are not received by the Funds in “good order” or when it is in the best interest of a Fund and its shareholders to do so.  If your check or ACH does not clear, you will be charged a fee of $25, and you may be responsible for any additional charges incurred by the Funds.  If a purchase order is rejected for any reason, the investor will be notified.

Redemptions – The Funds generally send proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” and accepted.  But the Funds reserve the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Funds cannot accept requests that contain special conditions or effective dates, and the Funds may request additional documentation to ensure that a request is genuine.  Under certain circumstances, the Funds may, instead of cash, pay you proceeds in the form of liquid portfolio securities owned by the Fund from which you are redeeming shares.  If the Funds pay you with securities in this manner, the total value of such securities on the date of sale will be used to calculate your capital gain or loss for federal income tax purposes with respect to such redemption.  If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.

If you request a redemption within 12 days of a purchase, the Funds will delay sending your proceeds until unconditional payment has been collected.  This may take up to 12 days from the date of purchase.  For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature(s) guaranteed.  The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Generally, redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Please refer to your IRA Disclosure Statement for more information.

Redemption Fee – If shares of the Funds are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed.  The Fund will employ the "first in, first out" method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (investment company taxable income and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans.  However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder.  The disability, determination of disability and subsequent sale must have occurred during the period the fee applied;

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(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ and other required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your financial intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor.  Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Funds may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such financial intermediaries that contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  These may include, but are not limited to, 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans, as well as other employer-sponsored retirement plans (excluding IRA and other one-person plans).  In addition, because the Funds are required to rely on information from the financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and their shareholders and to the extent permitted or required by applicable law.

Market Timing and Frequent Trading – While the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Funds including, but not limited to, market timing.  Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Funds and their shareholders.  The Funds do not allow market timing or accommodate market timers and have policies and procedures to that end.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for a Fund and its shareholders.  These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund’s portfolio, negatively impairing a Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs.  A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Board of Trustees has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Funds will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer.  The Funds may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Funds believe are made by or on behalf of market timers.  You will be considered a market timer if you: (i) have requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request; (ii) make investments of large amounts of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase; or (iii) otherwise seem to follow a timing pattern.

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The Funds have implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Funds.  For purposes of applying these procedures, the Funds may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control.  Under these procedures, the Funds or their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy.  If, as a result of this monitoring, the Funds or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For individual accounts where transaction information can readily be accessed, the Funds, the Advisor or their agents will monitor transaction activity.  Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors, the ability to monitor trades from the underlying shareholders may be limited.  The Funds, the Advisor or their agents will seek to utilize web-based and other tools made available by such financial advisors to provide transparency to screen for excessive short-term trading.  If, as a result of the monitoring, the Funds, the Advisor or their agents believe that a shareholder has engaged in excessive short-term trading, the Funds will request the financial advisors to restrict the account from further purchases or exchanges.

The Funds have also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity.  For more information on fair value pricing by the Funds, please see the section entitled “How Share Price is Determined” above.

The shares of the Funds are not subject to any contingent deferred sales charge, but the Funds do impose a redemption fee, as described above, to discourage frequent trading.  However, the Funds hold stocks and other investments that generally are domestic, highly liquid securities, such that the Funds generally do not make an attractive target for predatory trading or arbitrage efforts.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Exemptions to the Funds’ policy defining someone as a market timer may only be granted by the Funds’ Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual.  Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more.  Any waiver of the policies on market timing will not be permitted if it would harm a Fund or its shareholders or subordinate the interest of the Fund or its shareholders.  Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Board of Trustees at the next quarterly Board meeting.

Payments to Financial Intermediaries – The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Funds) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.  These payments may be made to financial intermediaries that provide shareholder servicing and marketing support.  You should ask your financial intermediary for more details about any such payment it receives.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds.  Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  The maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.

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Closure of a Fund – The Advisor retains the right to close any Fund (or partially close any Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Funds to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Signature Guarantees – Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notarized signature from a notary public is not a signature guarantee.  For your protection, the Funds require a guaranteed signature if you request:

• that a redemption check be sent to a different payee, bank or address than that which the Funds have on file;
• any redemption within 15 days of a change of address;
• any redemption in excess of $25,000; and
• a change in account registration.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations.

Corporations, Trusts and Other Entities – Persons who want to purchase or redeem shares of the Funds on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Funds with appropriate documentation establishing their authority to act.  The Funds cannot process requests until all required documents have been provided. Please call the Funds if there are questions about what documentation is required.

Exchanges to Another Fund – The minimum exchange amount required to establish a new Fund account is $1,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy.  You should review the Prospectus for information relating to the Buffalo Fund in which you are investing.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

Telephone/Internet Services – Telephone trades must be received by or prior to market close.  During periods of increased market activity, you may have difficulty reaching the Funds by telephone and shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Neither the Fund nor the Transfer Agent is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.  If this happens, contact the Buffalo Funds by mail or by accessing the Funds’ web site at www.buffalofunds.com.  The Funds may refuse a telephone request, including a request to redeem shares of a Fund.  The Funds will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed neither the Funds nor any person or entity that provides services to the Buffalo Funds will be liable for any losses due to unauthorized or fraudulent instructions.  The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.  Once a telephone or internet transaction has been placed, it cannot be canceled or modified.

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Shareholder Information – To help lower the impact of operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address.  When two or more Buffalo Fund shareholders have the same last name and address, the Funds may send only one Prospectus, annual report, semi-annual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder.  Shareholders may opt out of this single mailing at any time by calling the Buffalo Funds, 1-800-49-BUFFALO (1-800-492-8332), and requesting the additional copies of Fund documents.

Timing of Requests – Your price per share for purchases and redemptions will be the NAV next computed after your request is received in good order by the Funds, their agents or an authorized financial intermediary.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Anti-Money Laundering Policy – In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent may verify certain information on your account application as part of the Funds’ Anti-Money Laundering Compliance Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  If the Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Please contact the Transfer Agent at 1-800-492-8332 if you need additional assistance when completing your application.

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Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds.  The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you.  Some of this is information you provide and some is obtained from other sources.  In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information.  Please read the Privacy Policy carefully.  It has information about our policies for the collection, use, disclosure, and protection of your Personal Information.  If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy.  As methods of doing business change, we reflect any applicable changes in our Privacy Policy.  If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below.  These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you.  The Personal Information we collect will vary depending upon the product or service you select.  The following is a general list of the Personal Information.  Not all of the Personal Information will be collected every time you do business with us.

Personal Information

• Name	• E-mail address
• Address	• Product-Related Personal Information
• Birthdate	• Product Activity History (things you have done with your
• Phone number	mutual funds such as deposits, transfers, redemptions, etc.)
• Social Security Number

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GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information.  We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions.  We also collect Personal Information from our web site and through other electronic means.  We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution.  In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf.  This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us.  If we do not share the Personal Information, we cannot provide you the product or service you requested.  In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution.  In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate.  Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

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What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes.  We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review.  Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available.  If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records.  If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

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Conducting Business with the Buffalo Funds

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must authorize each type of transaction on your account application or on the appropriate form.  If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone/on-line.  After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

You may withdraw any amount up to $25,000 by telephone/on-line, provided that you have registered for this service previously.  The Funds will send money only to the address of record, via ACH or by wire.
You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund. Shares must be exchanged into an identically-registered account(s).
BY MAIL
All Purchases and Redemptions:
Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

Complete and sign the application that accompanies this Prospectus.  Your initial investment must meet the account minimum requirement.  Make your check payable to Buffalo Funds and be sure to indicate the name of the Fund in which you are investing.

Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).
In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on page 77) the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  The Funds will send money only to the address of record, via ACH or by wire.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum into an existing account) and the name of the Buffalo Fund into which the money is being transferred.

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BY WIRE
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI  53202
ABA#075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit:  (Name of specific Buffalo Fund)
(Shareholder name and account number)

First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile.  A completed application is required in advance of a wire.  Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares.  In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $15 fee is charged.  If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day.  If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.
Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Investment:

You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 minimum) from your checking account.  The Funds will draft your checking account on the same day each month or quarter in the amount you authorize via ACH.  In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  You may cancel or change your plan or redeem all your shares at any time.  The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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Additional Information

The SAI contains additional information about the Fund and is incorporated by reference into this Prospectus.  The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments and are incorporated herein by reference.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below.  You also may call the toll-free number given below to request other information about the Fund and to make shareholder inquiries.  These documents are also available on-line at the Fund’s Internet site listed below.

You may review and copy the SAI, annual and semi-annual reports and other information about the Fund by visiting the SEC’s Public Reference Room in Washington, DC (202-551-8090) or by accessing the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-0102 or by sending an e-mail request to publicinfo@sec.gov.

1-800-49-BUFFALO (1-800-492-8332) Buffalo Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 www.buffalofunds.com	Investment Company Act file number: 811-10303 -Buffalo Funds

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BUFFALO FUNDS

PART B

BUFFALO FLEXIBLE INCOME FUND  (BUFBX)
BUFFALO GROWTH FUND  (BUFGX)

STATEMENT OF ADDITIONAL INFORMATION

[…], 2011

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Buffalo Funds’ current Prospectus, dated […], 2011.  Certain information from the Buffalo Funds’ Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information.  To obtain the Prospectus or the most recent annual or semi-annual report to shareholders, free of charge, please call the Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332).

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INTRODUCTION

This Statement of Additional Information (“SAI”) supplements the Buffalo Funds’ Prospectus dated […], 2011.  This SAI provides additional information concerning the organization, operation and management of the Buffalo Flexible Income and Buffalo Growth Fund (each a “Fund,” and collectively, the “Buffalo Funds” or the “Funds”), each a series of Buffalo Funds, a Delaware statutory trust (the “Trust”).

The Trust is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each of the Funds in the Trust is classified as “diversified” under the 1940 Act.  “Diversified” means that at least 75% of the value of a Funds’ total assets must be comprised of: (i) cash and cash items; (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) securities of other investment companies; or (iv) other securities; provided that no more than 5% of the value of the Funds’ total assets are invested in the securities of a single issuer, and the Funds do not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of the Funds’ total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations.  The Funds may not change its classifications as “diversified” without shareholder approval.

The Funds have elected and intend to qualify to be treated as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Such qualification relieves the Funds of liability for federal income taxes to the extent the Funds’ earnings are distributed in accordance with the Code.  To so qualify, among other requirements, the Funds will limit their investments so that, at the close of each quarter of the Funds’ taxable year: (i) not more than 25% of the market value of the Funds’ total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Kornitzer Capital Management, Inc. serves as the Funds’ manager and investment advisor (“KCM” or the “Advisor”).  KCM oversees the investment program and management of the Funds’ investments and makes the Funds’ day-to-day investment decisions.

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on February 14, 2001.  The Funds are two series, or mutual funds, formed by the Trust.  The Buffalo Flexible Income Fund (formerly, the Buffalo Balanced Fund) and Buffalo Growth Fund (formerly, Buffalo USA Global Fund) (the “Successor Funds”) are the successors to the Buffalo Balanced Fund, Inc. and Buffalo USA Global Fund, Inc., respectively (the “Predecessor Fund(s)”), pursuant to a reorganization that took place on July 29, 2008 (the “Reorganization”).  Prior to that date, the Successor Funds had no investment operations.  The Predecessor Funds had the same investment objectives, strategies and policies as the corresponding Successor Funds at the time of the Reorganization and were managed by the same investment advisor as the Funds.  Effective July 31, 2009, the name of the Successor Buffalo USA Global Fund was changed to the Buffalo Growth Fund and its investment strategies were revised.  On […]. 2011, the name of the Successor Buffalo Balanced Fund was changed to Buffalo Flexible Income Fund and the investment strategies were revised from a “balanced” strategy to a “flexible” strategy as described in the Prospectus.  On the same date, the Buffalo Growth Fund’s investment strategies were also revised as set forth in the Prospectus.

An unlimited number of shares of beneficial interest in the Trust were authorized for series of the Trust.  All shares of the Funds have the same rights and privileges as other shares of the Funds.  Each full and fractional share issued and outstanding has: (1) equal voting rights with respect to matters that affect the Funds; and (2) equal dividend, distribution and redemption rights to the assets of the Funds.  Shares when issued are fully paid and non-assessable.  The Trust’s Board of Trustees (the “Board of Trustees”) may create other series of the Trust and divide any series into separate classes.  Shareholders do not have pre-emptive or conversion rights.  The Funds will not hold regular annual shareholder or other shareholder meetings except as required by the 1940 Act and other applicable laws, or as determined by the Board of Trustees.

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Non-cumulative voting.  Shares of the Funds have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Shareholder meetings.  The Funds will not hold annual meetings except as required by the 1940 Act and other applicable laws.  The Funds have undertaken that the Board of Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Funds for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The objectives, strategies and policies discussed in this SAI and in the Funds’ Prospectus generally apply when the Funds make an investment.  If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, the Funds are usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of the Funds’ restrictions.  If at any time the Funds’ borrowings exceed its limitations due to a decline in net assets, the Funds will, within three days thereafter, excluding Sundays and holidays, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300%.  Likewise, in the event that the Funds’ holdings in illiquid securities exceeds its limitations due to market factors, the Funds will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.

Unless otherwise stated, the Funds’ investment objectives, strategies or policies may be changed only by the Board of Trustees, without shareholder approval.  However, the Funds will not change its investment objective without providing sixty days advance written notice of the change to shareholders.

Below you will find descriptions of the Funds’ principal investment objective(s) and strategies.  Following the Funds description, you will find a more detailed description of the Funds’ investments and their associated risks, with the Funds’ principal investment strategies and policies listed first, followed by additional non-principal investment strategies and policies used by the Funds to achieve its investment objectives.

Description of the Principal Investment Strategies of the Funds

Buffalo Flexible Income Fund--seeks, as a primary objective, high current income, by investing in fixed and floating rate corporate bonds, government notes and bonds, bank debt, mortgage and asset backed securities, convertible debt securities, preferred stocks and convertible preferred stocks.  The Fund may also invest in higher yielding, high-risk debt securities (often referred to as “junk bonds”).  The Advisor generally expects that these debt securities will be rated below investment grade by the major rating agencies.  The Fund intends to achieve its secondary objective of long term growth of capital by investing primarily in both equity and debt securities.  Securities can include common stocks, as well as rights and warrants and by investing in convertible debt securities and convertible preferred stocks.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor expects that the majority of common stocks purchased for the Fund will be of large-capitalization (“large-cap”) companies.  This Fund considers large-cap companies to be those with market capitalization in excess of $10 billion at the time of initial purchase.

The Fund retains the freedom to invest up to 100% of its net assets in corporate debt securities, convertible debt securities, preferred stocks and convertible preferred stocks, including higher yielding, high-risk debt securities.  High-risk debt securities are those rated below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”).  Yields on such bonds may fluctuate significantly, and, therefore, achievement of the Fund’s investment objectives may be more dependent on the Advisor’s credit analysis ability than it would be for investments in higher rated bonds.

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The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality.  Rated debt securities, which are downgraded to below B quality and unrated debt securities, which the Advisor believes have fallen below B quality, will be sold at the Advisor’s discretion, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated.

Buffalo Growth Fund--seeks long-term growth of capital by investing at least 75% of the equity weighting of the Fund’s portfolio in domestic common stocks and other equity securities of companies  including preferred stock, convertible securities, warrants and rights of companies with market capitalizations greater than the median of the Russell 1000 Growth Index® or $5 billion, whichever is less.  With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Growth Fund may invest in companies with market capitalizations less than the lower of the median of the Russell 1000 Growth Index® or $5 billion.  In its security selection process, the Advisor seeks to identify a broad range of companies in a diversified group of industries that are expected to benefit from long-term industry, technological or general market trends, as well as incremental growth and/or diversification from international expansion.  The Advisor also selects securities based upon: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis such as product cycles and quality of management; (3) rigorous valuation analysis; and (4) a long term perspective.  The Advisor seeks to invest in the common stocks of companies that appear to have above-average potential for appreciation.

Additional Information About the Funds’ Principal Investment Strategies, Policies and Risks

Recent Market Events.  U.S. and international markets have experienced significant volatility since 2008.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in a Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

Common Stock.  The Funds may invest in the common stock of companies, including real estate investment trusts (“REITs”).  The purchaser of common stock receives an ownership interest in a company and usually certain voting rights with regard to that company.  The owner of common stock may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners.  Owners of common stock may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as they are traded in the public securities markets.  Common stocks and stock markets generally, can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Other Equity Securities.  To the extent that the Funds purchase equity securities other than common stocks, including preferred stocks, convertible preferred stocks, MLP (Master Limited Partnership) securities (or other investments) with prices linked to the value of common stock, rights and warrants, they will be exposed to the following benefits and risks.

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well.

A convertible preferred stock is a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.  Convertible preferred stock provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  Convertible preferred stock tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible preferred stock also tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, convertible preferred stock is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

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An MLP is a limited partnership that is publicly traded on a securities exchange.  To qualify for MLP status, a partnership must generate at least 90% of its income from what the IRS deems qualifying sources.  For many, MLPs, these include all manner of activities related to the production, processing or transportation of oil, natural gas and coal.

Convertible preferred stock is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible preferred stock tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When convertible preferred stock issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible stock.  If, however, the parity price, which is the price at which the common stock underlying the convertible stock may be obtained, of the convertible stock is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When convertible preferred stock is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of the convertible preferred stock may be important in determining the security’s true value.  This is because the holder of the convertible preferred stock will have recourse only to the issuer.  Convertible preferred stock may also be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  Convertible preferred stock is treated like a preferred stock for the Funds’ financial reporting, credit rating and investment limitation purposes.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that is that the Funds could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

A warrant allows the holder to purchase a security at a fixed price during a preset time period.  The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased.  If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss.  Warrants do not provide the holder the right to receive dividends or the right to vote.

Large-Cap Companies.  To the extent it purchases such securities, the Funds will be exposed to the benefits and risks of investing in the securities of larger companies.  Large-cap companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded.  Large-cap companies, however, may be unable to respond quickly to new competitive challenges.  Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies.  T to the extent that it purchases such securities, the Funds will be exposed to the benefits and risks of investing in the securities of mid-cap companies.  Mid-cap companies may have more potential for growth than larger companies, but mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Mid-cap company securities also may be bought and sold less often and in smaller amounts than larger company securities.  If the Funds want to sell a large quantity of a mid-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

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Small-Cap Companies.  To the extent that it purchases such securities, the Funds will be exposed to the benefits and risks of investing in the securities of small-cap companies.  Smaller, less seasoned companies may have more potential for greater and rapid growth, but investing in small-cap companies may also involve greater risk than investing in larger companies.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Small-cap company stocks also tend to be bought and sold less often and in smaller amounts than larger company stocks.  If the Funds want to sell a large quantity of a small-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Micro-Cap Companies.  To the extent that it purchases such securities, the Funds will be exposed to the benefits and risks of investing in the securities of micro-cap companies.  Small, less seasoned companies have more potential for rapid growth.  They also often involve greater risk than larger companies.  Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole.  In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company.  The securities of micro-cap companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities.  If the Funds want to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Debt Securities.  The Funds will be exposed to the benefits and risks of investing in debt securities.  A debt security represents a loan of money by the purchaser of the security to the issuer.  A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time.  Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities.  Bonds, notes, debentures and commercial paper are types of debt securities.  Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.  Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

The yields and principal values of debt securities fluctuate.  Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond.

A convertible debt security is a debt obligation that may be converted in a specified period of time into a certain amount of common stock of the same or a different issuer.  A convertible debt security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight debt security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, however, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

A convertible debt security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible debt tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When a convertible debt security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security.  If, however, the parity price, which is the price at which the common stock underlying the convertible debt security may be obtained, of the convertible debt security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When a convertible debt security is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

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In addition, the issuer of a convertible debt security may be important in determining the security’s true value.  This is because the holder of a convertible debt security will have recourse only to the issuer.  A convertible debt security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  The Advisor uses the same criteria to rate a convertible debt security as it uses to rate a more conventional debt security.

The Funds purchase debt securities as previously described in this SAI.  Rated debt securities, which are downgraded below A after being purchased, and unrated debt securities, which the Advisor believes have fallen below that level after being purchased, will be sold at the Advisor’s discretion.  The Funds may also purchase debt securities as stated in the “Non-Principal Investment Strategies, Policies and Risk – Cash Management” section, below, even though such an investment is not consistent with the Funds’ objectives or its other strategies or policies.

High Yield Debt Securities.  The Flexible Income Fund invests in higher yielding, high-risk debt securities, often referred to as “junk bonds”.  These lower-grade debt instruments generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, the Funds would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Advisor uses its own independent and ongoing review of credit quality in addition to the national rating organizations in selecting these debt securities for the Funds.

As mutual funds investing in debt securities, the Funds are subject primarily to interest rate, income and credit risk.  Interest rate risk is the potential for a decline in bond prices due to rising interest rates.  In general, bond prices vary inversely with interest rates.  When interest rates rise, bond prices generally fall.  Conversely, when interest rates fall, bond prices generally rise.  The change in price depends on several factors, including the bond’s maturity date.  In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.  The Funds are also subject to income risk, which is the potential for a decline in the Funds’ income due to falling market interest rates.  In addition to interest rate and income risks, the Funds are subject to credit risk, which is the risk of non-payment of interest or principal when due.  The credit risk of the Funds depends on the quality of its investments.

International Investing. International investing allows a mutual fund the opportunity to avoid being exclusively tied to the performance of the U.S. economy and can expose a fund to growth in emerging markets.  International investing involves risks such as currency fluctuation and instability.  The Funds may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S., including, but not limited to, ADRs.

The Fund may gain international exposure by purchasing ADRs.  ADRs are receipts typically issued by a U.S. bank or trust company that are denominated in U.S. Dollars, are publicly traded in the U.S. and represent ownership in underlying foreign securities.  ADRs are subject to similar risks as are other types of foreign investments.  The Funds are authorized to invest up to 20% of its net assets in ADRs or in securities of foreign companies traded on U.S. stock exchanges.

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Most ADRs are traded on a U.S. stock exchange and are either sponsored or unsponsored.  Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of an unsponsored ADR.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility.  Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.  ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency.  However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs in relation to the U.S. dollar.

Investing in foreign companies, even indirectly through ADRs, may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses and may include: currency risks, such as adverse fluctuations in currency exchange rates; country risks, including political, social and economic instability, currency devaluation and policies that have the effect of limiting or restricting foreign investment or the movement of foreign assets; unusual trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility, among others.  While ADRs do not involve the same direct currency and liquidity risks as securities denominated in a foreign currency, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADR in relation to the U.S. dollar.

U.S. Government Obligations.  The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  However, the obligations of FNMA and FHLMC have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Non-Principal Investment Strategies, Policies and Risks

Cash Management.  The Funds may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash.  Such high-quality, short-term obligations include money market securities, money market mutual funds, commercial paper, bank certificates of deposit and repurchase agreements that are collateralized by government securities.  These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Advisor looks for suitable investment opportunities.  There may also be times when the Funds attempt to respond to market, economic, political or other conditions by investing up to 100% of its assets in these types of investments.  During such times, the Funds may not be able to pursue its primary investment objective and, instead, may focus on preserving its assets.

In pursuing cash management strategies, the Funds apply the following criteria to its investments:

(1)
certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

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(2)
commercial paper will be limited to companies rated P-1 or higher by Moody’s or A-1 or higher by S&P, or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;

(3)
the Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody’s or AA or higher by S&P;

(4)
the Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(5)
the Funds will invest in U.S. Government obligations, which include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.

The securities used for cash management can decrease in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.  During periods of declining interest rates, the value of debt securities generally increases.  Conversely, during periods of rising interest rates, the value of these securities generally declines.

Repurchase Agreements.  The Funds may invest in repurchase agreements in accordance with regulatory requirements.  A repurchase agreement involves the sale of securities to the Funds with the concurrent agreement by the seller to repurchase the securities at the Funds’ cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds’ period of ownership.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during such period.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Funds to the seller secured by the securities transferred to the Funds.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The counter-party (usually a bank or broker-dealer) must transfer to the Funds’ custodian securities with an initial market value of at least 102% of the dollar amount invested by the Funds in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements by the Funds involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Funds not within the control of the Funds, and therefore the realization by the Funds on the collateral may be automatically stayed.  Finally, it is possible that the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor acknowledges these risks, it is expected that if repurchase or reverse repurchase agreements are otherwise deemed useful to the Funds, these risks can be controlled through careful monitoring procedures.

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Illiquid Securities.  The Funds may invest in illiquid securities, but these investments will not exceed more than 15% of the Funds’ net assets.  The Funds consider a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Funds have valued the security.  In the event that the Funds’ holdings in illiquid securities exceeds 15% of its net assets due to market factors, the Funds will make such adjustments necessary to reduce its holdings in illiquid securities to comply with the 15% limitation.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to the Funds.

Restricted Securities. The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the Illiquid Securities section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor and if, as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Funds’ holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Funds do not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Covered Call Options.  The Funds are authorized to write, which means sell, covered call options on the securities in which the Funds invest and to enter into closing purchase transactions with respect to the options.  A covered call option is an option where the Funds, in return for a premium, gives another party a right to buy specified securities owned by the Funds at a specified future date and price set at the time of the contract.  Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.  A closing purchase transaction cancels out the Funds’ position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that the Funds have written.

Up to 20% of the Funds’ net assets may be subject to covered call options.  By writing covered call options, the Funds give up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, the Funds’ ability to sell the underlying security will be limited while the option is in effect unless the Funds effect a closing purchase transaction.

Upon the termination of the Funds’ obligation under a covered call option, other than through exercise of the option, the Funds will realize a short-term capital gain or loss.  If the Funds exercises an option and realizes a gain, the gain will be short-term or long-term depending on the period that the stock was held.  Writing of covered call options creates a straddle that is potentially subject to the straddle rules, which result in a deferral of some losses for tax purposes.

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Temporary Defensive Position.  The Funds generally hold some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes.  During those times, the Funds will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets.  Also, a temporary defensive strategy still has the potential to lose money.

Commercial Paper. Commercial paper is an unsecured, short-term loan of a corporation, typically for financing accounts receivable and inventory.  Investments in commercial paper are limited to obligations rated Prime-1 by Moody’s or A-1 by S&P or, if not rated by Moody’s or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P.

Other Investment Companies.  The Funds may invest a portion of its assets in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”).  The Funds’ investments in money market mutual funds may be a part of its cash management strategy and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit its investments in securities issued by other investment companies in accordance with the 1940 Act and the rules and regulations thereunder.  In general, Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Funds; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Funds.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Funds if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company are owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Funds invest in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Funds exercise voting rights, by proxy or otherwise, with respect to investment companies owned by the Funds, the Funds will either seek instruction from the Funds’ shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Funds in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Funds pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Funds bear directly in connection with its own operation, the Funds also bears their pro rata portion of the advisory and operational expenses of each other investment company in which it invests.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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In addition, the Funds may also take advantage of certain rules and regulations promulgated under the 1940 Act that may allow it to invest in certain types of funds (i.e. money market funds) in excess of the Section 12(d)(1) limits, provided that such investments would be consistent with the Funds’ investment objectives, policies and restrictions.  The Funds currently do not intend to take advantage of such rules and regulations.

The Funds’ investment in other investment companies may consist of shares of ETFs.  ETFs are securities whose value tracks a well-known securities index or basket of securities.  The Funds’ investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Fundamental Investment Restrictions

The Board of Trustees has adopted the following investment restrictions as fundamental policies for the Funds as stated below.  These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the Funds, which means, under the 1940 Act, the vote of: (1) more than 50% of the outstanding voting securities of the Funds; or (2) 67% or more of the voting securities of the Funds present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less.  Many of these investment restrictions recite the current legal or regulatory requirements.  When the legal or regulatory requirements change, the Funds’ applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with the Funds’ investment objective, strategies and policies.

The Funds will not:

(1)
as to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Funds’ holdings in the securities of such issuer exceeds 5% of the value of the Funds’ total assets, or (b) the Funds own more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies);

(2)
engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments) provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein or investment in securities that are secured by real estate or interests therein;

(3)
underwrite the securities of other issuers (except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4)
make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of the Funds’ total assets would be lent to other parties, except that the Funds may: (a) purchase or hold debt securities or instruments; (b) enter into repurchase agreements; and (c) lend its securities, all as permitted under its investment strategies and policies as set forth in the Funds’ registration statement;

(5)
borrow money or issue senior securities except as the 1940 Act, any rule thereunder, any SEC staff interpretation thereof or SEC exemptive order, may permit, provided that, the Funds may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed) and may borrow up to 5% of its total assets for temporary purposes;

(6)
make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies); or

(7)
purchase or sell physical commodities or commodities contracts (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions in securities secured by physical commodities) except that the Funds may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) currencies; and (c) commodities contracts relating to financial instruments such as financial futures and options thereon, futures contracts, options, forward contracts, swaps, floors, caps, collars and other financial instruments.

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Non-Fundamental Investment Restrictions

In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Board of Trustees has adopted the following investment restrictions as non-fundamental policies for the Funds.  The Board of Trustees may change these non-fundamental investment restrictions without shareholder approval.

(1)
The Funds are permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction).  Current regulatory limits, with certain exceptions regarding a Funds’ investment in money market funds, allow the Funds to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies.  The Funds currently operate in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act.  The Funds also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.

(2)
The Funds will not invest more than 15% of its net assets in illiquid securities.  The Funds consider a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Funds have valued the security.

(3)	The Funds will not invest in any issuer for purposes of exercising control or management.

(4)	The Funds will not purchase additional securities when outstanding borrowings exceed 5% of the Funds’ total assets.

Additional Information Regarding Investment Restrictions

In addition to the Fundamental and Non-Fundamental Investment Restrictions set forth above, the Funds are subject to regulatory restrictions on certain practices.  These requirements include, but are not limited to the following:

(a)
Pledging of Assets:  A pledged asset is an asset that is transferred to a lender for the purpose of securing debt.  The lender of the debt maintains possession of the pledged asset, but does not have ownership unless default occurs.  Under the regulatory restrictions of the 1940 Act, the Funds may pledge assets only if it conforms with requirements that no more than 33 1/3% of the Funds’ net assets are encumbered, either through a pledge of assets as collateral or other forms of encumbrance.  In addition, the 1940 Act imposes other restrictions regarding, among other things, the manner in which assets may be pledged.  The Funds currently do not engage in the pledging of assets.

(b)
Securities Lending:  The 1940 Act generally permits the Funds to lend portfolio securities, provided that the Funds have adopted a fundamental investment policy permitting the making of loans to other persons.  The Funds have a Fundamental Investment Restriction which permits borrowing pursuant to the regulatory requirements.  In addition, the SEC staff has developed guidelines regulating the securities lending activities of funds, which guidelines are set out primarily in a series of SEC staff no-action letters.  The guidelines developed by the SEC staff relating to securities lending activities are summarized below:

•
Collateral.  With respect to each loan, the Funds must receive eligible collateral equal to at least 100% of the market value of the securities loaned.  Collateral must be marked daily to account for any increases in the market value of the securities loaned and/or decreases in the market value of the collateral

•	Termination. The Funds must have the right to terminate the loan at anytime and recall the securities within the normal and customary settlement time for the loaned securities.

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•	Returns. The Funds must receive a reasonable return on the loan.
•	Fees. With the approval of the Board of Trustees, the Funds may pay reasonable fees to entities engaged in securities lending activities on behalf of the Funds.
•	Voting Rights. The Funds must be able to exercise voting rights with respect to material matters for issuers of securities loaned.
•	Loan Limit. The Funds may not loan securities with a value in excess of one-third of its total asset value.

In addition, the Funds’ policy regarding Securities Lending recognizes the need to recall securities which have been loaned in the event that the security has a material proxy proposal pending.  The Funds use all reasonable efforts to do so and to ensure that votes are submitted in accordance with the Funds’ Proxy Voting policy.

(c)
Repurchase Agreements:  Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Funds to the seller secured by the securities transferred to the Funds.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The bank or broker-dealer must transfer to the Funds’ custodian securities with an initial market value of at least 102% of the dollar amount invested by the Funds in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price.  The Funds are authorized to use repurchase agreements as a non-principal investment strategy, and subject to market conditions, currently intend to invest no more than 10% of net assets in repurchase agreements.

(d)
SEC position on Industry Concentration: The 1940 Act requires the Funds to disclose a policy or intention to concentrate in any industry.  The SEC Staff has taken the position that an investment of 25% or more of a Funds’ total assets in a particular industry is considered “concentration” in that industry. (See, e.g,. Guide 19 of Form N-1A.)  The Staff position also applies to the holding of debt securities.  None of the Buffalo Funds currently concentrates, or plans to concentrate in the future, investments in any particular industry.  Any deviation from the restrictions regarding industry concentration must be approved by shareholders of the Funds.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Funds’ portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The portfolio turnover rates for the Funds as of the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

	Portfolio Turnover
Name of Fund	2010	2009	2008
Buffalo Flexible Income	12%	14%	17%
Buffalo Growth	30%	51%	31%

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FUND SECURITIES TRANSACTIONS

The Funds’ portfolio manager makes the decisions about buying and selling securities for the Funds.  The portfolio manager selects brokers and dealers to execute securities transactions, allocates portfolio brokerage and principal business and negotiates commissions and prices for securities.  In instances where securities are purchased on a commission basis, the Funds’ portfolio managers seeks best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade.  The Funds paid the following brokerage commissions during the last three fiscal years:

	Fiscal Year Ended March 31,
Name of Fund	2010	2009	2008
Buffalo Flexible Income	$23,447	$25,965	$33,713
Buffalo Growth	$79,395	$138,773	$183,039

The level of brokerage commissions generated by the Funds is directly related to the number and the size of the buy and sell transactions into which the Funds enter.  The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Funds, the portfolio manager’s interpretation of the market or economic environment, etc.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Funds, when acting on its behalf, as well as for any research or other services provided to the Funds.  The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the NYSE or through other major securities exchanges.  When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Funds will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services.  However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of the Funds’ portfolio securities.  Allocation is reviewed regularly by both the Board of Trustees and portfolio manager.

Although the Funds may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds’ shares for their clients, the Funds do not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker-dealers may be useful to the portfolio manager in serving other clients, as well as the Funds.  Likewise, the Funds may benefit from research services obtained by the portfolio manager from the placement of their other clients’ portfolio brokerage.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of the Funds’ shareholders, the Funds may join with the Advisor’s other clients in acquiring or disposing of a security.  Securities acquired or proceeds obtained will be equitably distributed among the Funds and the Advisor’s other clients participating in such a transaction.  In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

The table below indicates the total amount of brokerage commissions paid by the Funds for research services for the fiscal years ended March 31, 2009 and 2010.  Research services were not necessarily a factor in the placement of brokerage business.

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	Fiscal Year Ended March 31,
Fund Name	2010	2009
Buffalo Flexible Income	$4,600	$2,230
Buffalo Growth	$14,071	$20,660

ADDITIONAL PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES

The Advisor and/or the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or it\s shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to any service fees and other fees paid by the Funds to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Funds and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.  As of the date of this SAI, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend the Funds.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.  As of the date of this SAI, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Funds’ purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of the Funds as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

PURCHASING AND SELLING SHARES

Purchases

Neither the Funds nor the entities that provide services to the Funds (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Funds cannot process transaction requests that are not completed properly.  If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee.  Shares of the Funds may be purchased directly from the Funds without these fees.  Each order accepted will be fully invested in whole and fractional shares of the Funds, unless the purchase of a certain number of whole shares is specified, at the net asset value (“NAV”) per share next effective after the order is accepted by the Funds.

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Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in the account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information.  Annual statements are available from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent” or “USBFS”) at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in book-entry form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  The Funds will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Funds and its shareholders.

The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Funds against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation.  To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled.  A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser.  The purchaser may also be prohibited from, or restricted in, placing further orders.  If an order is cancelled or rejected for any reason, the investor will be notified within one to two business days.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays that are out of its immediate control, including delays in the banking or Federal Reserve wire systems.  The Funds cannot process transaction requests that are not completed properly.

The Fund Complex may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Funds’ securities is not reasonably practical, or (b) it is not reasonably practical for the Funds to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below”) by purchasing and redeeming shares of the Funds on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

Redemption Fee - If Fund shares are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed.  The Funds will employ the “first in, first out” method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1)	shares purchased through reinvested distributions (investment company taxable income and capital gains);

(2)
shares held through 401(k) or other employer-sponsored retirement plans.  However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3)	shares sold or exchanged under systematic redemptions or exchanges;

(4)	shares sold following the death or disability of a shareholder. The disability, determination of disability and subsequent sale must have occurred during the period the fee applied;

(5)	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other required distributions from retirement accounts; and

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(6)	shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Funds or your financial intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Funds to help pay transaction and tax costs that long-term investors may bear when the Funds incur brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor.  Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Funds may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  These may include, but are not limited to, 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans, as well as other employer-sponsored retirement plans (excluding IRA and other one-person plans).  In addition, because the Funds are required to rely on information from the financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and to the extent permitted or required by applicable law.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Funds’ NAV during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Funds may redeem the excess in kind.  If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.

Market Timers

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies are summarized below and are implemented in part, through the Funds’ redemption fee which is described in the Prospectus.

Frequent purchases and redemptions of the Funds’ shares may present certain risks for the Funds and their shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolio and increased brokerage and administrative costs.  The Funds may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Funds do not allow market timers.  The Funds may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer.  You will be considered a market timer if you: (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request; (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase; or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

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Anti-Money Laundering Program

The Funds are required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Funds’ Customer Identification Program, the Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

Net Asset Value

The NAV and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  The Funds do not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect the Funds’ NAV, days during which the Funds receive no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading.  The Funds do not compute their NAV on days when the NYSE is closed or on the following customary holidays:

New Year’s Day	January 1
Martin Luther King Jr. Day	Third Monday in January
Presidents’ Day	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Thanksgiving Day	Fourth Thursday in November
Christmas Day	December 25

In valuing the Funds’ assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.  Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price.

If no bid is quoted on such day, the security is valued by such method as the Board of Trustees shall determine in good faith to reflect the security’s fair value.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value.  Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The Funds have adopted fair valuation procedures for use in appropriate circumstances.  If no price, or in KCM’s determination no price representing fair value, is provided for a security held by the Funds by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to KCM the authority to provide fair value determinations in any situation that would impact the Funds’ NAV by less than a penny per share.  If the proposed valuations would impact the Funds’ NAV by more than a penny per share, then the Valuation Committee of the Board of Trustees will meet to determine an appropriate price.  In using fair value pricing, the Funds attempt to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

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Valuation of Foreign Securities

Under normal market conditions the value of any foreign security is determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued at the mean between the most recent quoted bid and ask price.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open.  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Funds.  As a result, the Funds may be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in the Funds may seek to take advantage of discrepancies in the value of the Funds’ portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Funds’ NAV is computed.  This type of trading may dilute the value of a Funds’ shares if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Funds’ portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services.  The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Funds’ portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Funds’ NAV is not calculated.  Thus, the calculation of the Funds’ NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Funds’ fair value procedures established and approved by the Board of Trustees.

Calculation of NAV

The NAV per share of the Funds is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	NAV per share
Shares Outstanding

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An example of how the Funds calculated their net asset value per share as of March 31, 2010 is as follows:

Buffalo Flexible Income Fund

$154,312,047	=	$10.61
14,545,453

Buffalo Growth Fund

$105,087,042	=	$21.87
4,804,406

Additional Purchase and Redemption Policies

The Funds reserves the right to:

(1)	waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders who invest through any of the Funds’ special investment programs;

(2)
cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of the Funds and their shareholders;

(3)	begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 30 days’ written notice to you;

(4)	begin charging a fee for the telephone service and to cancel or change the service upon 30 days’ written notice to you;

(5)	begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

(6)
waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.  The Funds may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)
require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reasons to believe that this requirement would be in the best interest of its shareholders.

MANAGEMENT OF THE FUNDS

Board of Trustees

Board Leadership Structure

The Board of Trustees is comprised of four Non-Interested Trustees – Mr. Thomas S. Case, Mr. Gene M. Betts, Mr. J. Gary Gradinger and Mr. Philip J. Kennedy – and two Interested Trustees – Mr. Joseph C. Neuberger and Mr. Grant P. Sarris.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the Funds.  Mr. Neuberger also serves as the Executive Vice President of the Funds’ transfer agent.  The Trust has not appointed a lead Non-Interested Trustee.

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The Board of Trustees has established two standing committees – the Audit Committee and the Nominating Committee.  All Non-Interested Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Non-Interested Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Non-Interested Trustees on the Nominating Committee select and nominate all candidates for Non-Interested Trustee positions.

Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Buffalo Funds and the Trust as a whole.  The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Buffalo Funds.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust and the Buffalo Funds during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Buffalo Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees, who is responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees are experienced business persons, who meet throughout the year to oversee the Buffalo Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and to review performance.  The officers of the Trust are responsible for supervising the Buffalo Funds’ business operations, but the Funds are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

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Trustees and Officers

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INTERESTED TRUSTEES
Joseph C. Neuberger1 (48) 615 E. Michigan Street, Milwaukee, WI 53202	Trustee	Indefinite term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)	10	Trustee, USA MUTUALS (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with twenty-four portfolios)
	Chairman	One year term and served since May 2003.
Grant P. Sarris1 (43) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since July 2008.	Portfolio Manager, Kornitzer Capital Management, Inc. 2003-present.	10	None
NON-INTERESTED TRUSTEES
Thomas S. Case (68) 515 Piney Creek Road Reno, NV 89511	Trustee	Indefinite term and served since inception.	Retired	10	None
Gene M. Betts (57) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since February 2001.	Retired November 2009. Previously Chief Financial Officer, Embarq Corp. (telecommunications company) August 2005-November 2009; Senior Vice President and Treasurer, Sprint Corp. (telecommunications company) 1990-2005.	10	Director, Garmin Ltd (a global positioning equipment company)
J. Gary Gradinger (67) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO 64116	Trustee	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products)	10	Director, MGP Ingredients, Inc. (a food ingredients company)
Philip J. Kennedy (65) 71 Hermitage Hills Boulevard Hermitage, PA 16148	Trustee	Indefinite term and served since May 1995.	Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, 2002- present.	10	N/A

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OFFICERS
Kent W. Gasaway (50) 5420 West 61st Place Shawnee Mission, KS 66205	President and Treasurer	One year term and served since May 2003.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991-present.	N/A	N/A
Rachel A. Spearo (30) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Vice President, U.S. Bancorp Fund Services, LLC 2004-present.	N/A	N/A
Barry Koster (49) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004	Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company).	N/A	N/A
(1)
Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act.  Messrs. Neuberger and Sarris are interested Trustees due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively.  U.S. Bancorp Fund Services, LLC is the Funds’ Registered Transfer Agent and an affiliate of the Funds’ underwriter.  Kornitzer Capital Management, Inc. is the Funds’ Advisor.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Gene M. Betts.  Mr. Betts has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds beginning in February 2001).  He also serves as a director of Garmin Ltd., a global positioning equipment company.  Mr. Betts is currently retired.  Prior to retirement, Mr. Betts served as Chief Financial Officer of Embarq Corp., a telecommunications company, and served as Senior Vice President and Treasurer of Sprint Corp., a telecommunications company.  Through his board and employment experience, Mr. Betts is experienced with financial, accounting, regulatory and investment matters.

Thomas S. Case.  Mr. Case has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds from inception).  Mr. Case is currently retired.  Prior to retirement, Mr. Case served as President and Chief Executive Officer of the Frankona American Companies, an insurance company.  Through his board and employment experience, Mr. Case is experienced with financial, accounting, regulatory and investment matters.

J. Gary Gradinger.  Mr. Gradinger has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds beginning in February 2001).  He also serves as a director of MGP Ingredients, Inc., and as Chairman, President and Chief Executive Officer of Golden Star Inc., a manufacturer of textile cleaning products.  Through his board and employment experience, Mr. Gradinger is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy.  Mr. Kennedy has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds beginning in February 2001).  He also serves as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, since 2001.  Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

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Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since May 2003 (and served as a director of the Predecessor Funds beginning in May 2003).  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and as a trustee of Trust for Professional Managers since 2001.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Grant P. Sarris.  Mr. Sarris has served as a Trustee of the Trust since July 2008.  Mr. Sarris has also served as a portfolio manager for the Advisor since 2003.  In addition, Mr. Sarris served as Senior Vice President of Waddell and Reed Investment Management from 2002 to 2003, and as a portfolio manager with the company from 1997-2003.  Through his employment experience in the investment management industry, Mr. Sarris is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of December 31, 2010, the Trustees had the following interests in the Funds’ securities:

Buffalo Flexible Income Fund
	Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Name of Trustee	Total Assets	Total Assets
Joseph C. Neuberger, Interested Trustee	$1 - $10,000	$1 - $10,000
Grant P. Sarris, Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
Gene M. Betts, Non-Interested Trustee	None	Above $100,000
J. Gary Gradinger, Non-Interested Trustee	None	$50,001 - $100,000
Philip K. Kennedy, Non-Interested Trustee	Above $100,000	Above $100,000

Buffalo Growth Fund
	Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Name of Trustee	Total Assets	Total Assets
Joseph C. Neuberger, Interested Trustee	$1 - $10,000	$1 - $10,000
Grant P. Sarris, Interested Trustee	Above $100,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
Gene M. Betts, Non-Interested Trustee	None	Above $100,000
J. Gary Gradinger, Non-Interested Trustee	None	$50,001 - $100,000
Philip K. Kennedy, Non-Interested Trustee	$10,001 - $50,000	Above $100,000

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Committees of the Board

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to each Funds’ accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm.  The Audit Committee is comprised of Messrs. Case, Betts, Gradinger and Kennedy, the Trust’s Non-Interested Trustees.  The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.  The Audit Committee met twice during the Trust’s last fiscal year.

Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board of Trustees.  The Nominating Committee is comprised of Messrs. Case, Betts, Gradinger and Kennedy, the Trust’s Non-Interested Trustees.  The Nominating Committee did not meet during the Trust’s last fiscal year.

According to the Nominating Committee Charter approved by the Board of Trustees, the Nominating Committee will consider and review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if such recommendations are properly submitted to the Committee or the Trust.  In order to recommend a nominee, a “qualifying shareholder” (as defined below) should provide a written notice to the Nominating Committee containing the following information: (a) the name and address of the qualifying shareholder making the recommendation; (b) the number of shares of each class and series, if any, of shares of the Funds which are owned of record and beneficially by such qualifying shareholder and the length of time that such shares have been so owned by the qualifying shareholder; (c) a description of all arrangements and understandings between such qualifying shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such qualifying shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board of Trustees; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act; and (g) the written consent of each person recommended to serve as a trustee of the Trust if so nominated and elected/appointed.  The notice should be sent to the chairperson of the Nominating Committee, Mr. J. Gary Gradinger, care of the Secretary of the Trust at 615 East Michigan Street, Milwaukee, WI 53202, and the envelope containing the notice should indicate “Nominating Committee.”

A “qualifying shareholder” who is eligible to recommend a nominee to the Nominating Committee is: (i) a shareholder that beneficially owns more than 5% of a Funds’ outstanding shares for at least 12 months prior to submitting the recommendation to the Nominating Committee; or (ii) a group of shareholders that beneficially own, in the aggregate, more than 5% of a Funds’ shares for at least 12 months prior to submitting the recommendation to the Nominating Committee; and (iii) provides a written notice to the Nominating Committee containing the information above.

It is the intention of the Nominating Committee that the recommending shareholder demonstrate a significant and long-term commitment to the Funds and their other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Funds and all of their shareholders.

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In the event the Nominating Committee receives a recommendation from a qualifying shareholder: (i) during a time when no vacancy exists or is expected to exist in the near term; or (ii) within 60 days of the date of the meeting of the Board of Trustees at which the Board of Trustees acts to fill a vacancy or call a meeting of shareholders for the purpose of filling such vacancy, and in each case the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Valuation Committee

The Board of Trustees has a Valuation Committee that is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  The Valuation Committee meets as necessary when a market quotation for a Funds’ portfolio security is not readily available.  Currently, Mr. Gasaway, Mr. Neuberger, Mr. William Kornitzer, Mr. Sarris and Mr. Eric McCormick, an assistant officer of the Funds, are members of the Valuation Committee.  The Valuation Committee met six times during the Trust’s last fiscal year.

Compensation

The Buffalo Funds do not directly compensate any Trustee or Trust officer for their normal duties and services.  Mr. Sarris and Mr. Neuberger, who are interested Trustees due to their employment with the Advisor and USBFS, respectively, are compensated by those organizations and not by the Buffalo Funds.  USBFS pays the trustee fees from its share of the management fee that it receives from KCM.  USBFS is an affiliate of the Buffalo Funds’ underwriter.

Each Non-Interested Trustee receives an annual retainer of $18,000 for each fiscal year (April 1 to March 31), plus $200 per Buffalo Fund for each meeting of the Board of Trustees attended in-person and $100 per Buffalo Fund for telephone attendance.  The Board of Trustees generally meets four times each year.  The following table shows the amount of fees paid by the Funds (via USBFS) to each Non-Interested Trustee for the fiscal year ended March 31, 2010:

Name of Person, Position	Fees Paid on Behalf of Buffalo Funds Complex (1)
Gene M. Betts, Trustee	$22,000
Thomas S. Case, Trustee	$26,000
J. Gary Gradinger, Trustee	$26,000
Philip J. Kennedy, Trustee	$28,500
(1) These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2010.

Reimbursements to Trustees for out-of-pocket expenses are accrued and paid for by the Buffalo Funds.  As of March 31, 2010, the Funds had paid the following expenses for such reimbursements:

Fund Name	Expenses for Reimbursements
Buffalo Flexible Income	$912
Buffalo Growth	$912

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Portfolio Holdings Disclosure Policies and Procedures

The Funds disclose a complete list of its portfolio holdings four times in each fiscal year, as of the end of each quarter.  The lists appear in the Funds’ first quarter, semi-annual, third quarter and annual reports to shareholders.  The Funds file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters), and the semi-annual and annual reports to shareholders are mailed to all shareholders of record.  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s web site at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC telephone number).

The Board of Trustees has approved ongoing arrangements with service providers, whereby portfolio holdings information is made available to such service providers.  These service providers are USBFS, the Funds’ administrator, accountant and transfer agent, U.S. Bank, NA, the Buffalo Funds’ custodian, Ernst & Young LLP, the independent registered public accounting firm, and Godfrey & Kahn, S.C., outside legal counsel.  The Funds may also disclose holdings information to financial printers or proxy voting services.  These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  The Funds may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process.  No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Board of Trustees.

Additionally, the Funds may provide information regarding its portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the recipient makes a specific request to the Funds for the information and the Chief Compliance Officer of the Funds determines that the Funds have a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved.  Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Funds may only receive portfolio holdings information that has otherwise been publicly disclosed.  Non-public portfolio holdings information will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Board of Trustees at its next regularly scheduled quarterly meeting.  The Board of Trustees is also responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the operation and effectiveness of the Funds’ portfolio disclosure policy on an annual basis.

Investment Advisor and Manager

Kornitzer Capital Management, Inc. serves as the Funds’ investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989.  As of June 30, 2010, KCM managed approximately $6 billion in assets for mutual funds, corporations, pensions and individuals.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business.  John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors.  Kent W. Gasaway, Robert Male, Willard Lynch and John C. Kornitzer each own 5% or more of the firm.  Mr. Sarris is affiliated with the Funds through his membership on the Board of Trustees.  Mr. Gasaway is affiliated with the Funds through his service as President of the Trust.

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KCM serves as investment advisor and manager of the Funds pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee.  KCM provides business management and advisory services, and contracts with others to provide other needed services for the Funds.  In this respect, KCM has entered into a Master Services Agreement with USBFS in Milwaukee Wisconsin, pursuant to which USBFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers.  Some of the other Funds’ service providers are affiliates of USBFS.

As compensation for its services, the Funds pay KCM a fee at the annual rate of one percent (1.00%) of the Funds’ average daily net assets.  KCM pays USBFS a fee of 30/100 of 1% (0.30%) of the Funds’ average daily net assets out of the fees KCM receives from the Funds.  Both KCM’s and USBFS’s fees are computed daily and the Funds pay KCM’s fees monthly.

For the past three fiscal years, the following management fees were paid to KCM by the Funds:

	Fiscal Year Ended March 31,
Name of Fund	2010	2009	2008
Buffalo Flexible Income	$1,397,525	$1,509,588	$1,799,348
Buffalo Growth	$922,877	$942,780	$1,099,771

Principal Underwriter
The Distributor, Quasar Distributors, LLC, a Delaware limited liability company located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the principal underwriter for the shares of the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  The Distributor is an affiliate of USBFS.

Code of Ethics
The Buffalo Funds, the Advisor and the Distributor have each adopted a code of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Funds, subject to certain general restrictions and procedures.  These codes of ethics are on file with the SEC.

Custodian
U.S. Bank, National Association (the “Custodian”), an affiliate of USBFS located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm
The Funds’ financial statements are audited by Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2500, Kansas City, Missouri 64105, the Funds’ independent registered public accounting firm.

Administrator
The Advisor has retained USBFS, 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Funds.  Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger; the preparation of the Funds’ financial statements; the determination of the net asset value of the Funds’ assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

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Transfer Agent
The Advisor has retained USBFS, P.O. Box 701, Milwaukee, WI 53201-0701, to serve as the Transfer Agent for the Funds.  The Transfer Agent performs shareholder service functions such as: maintaining the records of each shareholder’s account; answering shareholders’ inquiries concerning their accounts; processing purchases and redemptions of the Funds’ shares; acting as dividend and distribution disbursing agent; and performing other accounting and shareholder service functions.

Certain Trustees and officers of the Trust are also officers or Directors of KCM or USBFS as noted in the section entitled “Management of Fund” above.

PORTFOLIO MANAGERS OF THE FUNDS

The Funds are managed by a portfolio management team supported by an experienced investment analysis and research staff.  The management team is responsible for the day-to-day management of the Funds.

John Kornitzer, Co-Portfolio Manager. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 41 years of investment experience.  He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989.  Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania.  Mr. Kornitzer is a co-portfolio manager of the Buffalo Flexible Income Fund.

Paul Dlugosch, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Dlugosch joined KCM in 2002 and has more than 12 years of research and management experience.  Previously, Mr. Dlugosch worked at Antares Capital Corporation from 1999-2002 and LaSalle National Bank in Chicago, Illinois from 1997-1999.  He holds a B.S. in Business Administration from the University of Iowa.  Mr. Dlugosch serves as co-portfolio manager of the Flexible Income Fund.

Kent Gasaway, CFA, Co-Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 28 years of research and management experience.  Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed in Overland Park, Kansas.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Gasaway serves as co-portfolio manager of the Growth Fund.

Clay Brethour, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Brethour joined KCM in 2000.  He previously was an equity research analyst with Security Management Group in Topeka, Kansas from February 2000 to November 2000 and a research analyst with Dain Rauscher Wessels from 1992-2000.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour serves as co-portfolio manager of the Growth Fund and has over 19 years of investment experience.

Dave Carlsen, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin from 2000-2004, and also as an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin from 1992-2000.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin.  Mr. Carlsen serves as co-portfolio manager of the Growth Fund and has over 19 years of investment experience.

Other Accounts Managed by the Portfolio Managers as of March 31, 2011:

Buffalo Flexible Income Fund
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
John Kornitzer	0	N/A	5	$310.8 million	2,296	$1.3 billion
Paul Dlugosch	1	$222.7 million	0	$0	293	$299.5 million

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Buffalo Growth Fund
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	3	$4.1 billion	6	$139.4 million	715	$917.3 million
Clay Brethour	1	$364.0 million	4	$70.2 million	0	N/A
Dave Carlsen	1	$364.0 million	4	$70.2 million	0	N/A

Material Conflicts Arising from Other Accounts Managed by the Portfolio Managers

The management of multiple accounts gives rise to potential conflicts of interest if the Funds and accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple accounts, including the Funds.  The Portfolio Manager may execute transactions for the Funds or account that may adversely impact the value of securities held by another fund or account.  Securities selected for one account may outperform the securities selected for another account.

As a registered investment adviser, the Advisor and the Portfolio Manager have a fiduciary duty to place the interests of clients first, before their own interests.  Therefore, conflicts of interest inherent in the management of multiple accounts must be addressed.  When a Portfolio Manager determines, based on the client’s investment objectives and restrictions, that an investment is appropriate or suitable for more than the Funds or account, the following considerations apply.

Advisor--Purchases are allocated, absent unusual circumstances, fairly based on the client’s optimal allocation for the security, considering the client’s investment objectives and restrictions as well as the Advisor’s current market outlook.  Determination of a client’s optimal allocation is made considering the client’s investment objectives, as well as any client’s relevant investment restrictions.  If an entire order is not filled, the final allocation will be made pro rata among the participating clients, based on the original allocation to such clients, absent unusual circumstances.  Investment opportunities in limited amounts are not allocated to the Advisor’s proprietary accounts, employees or affiliated persons.

The Portfolio Manager’s management of personal accounts may give rise to potential conflicts of interest.  The Funds and the Advisor have adopted a code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

Compensation of Portfolio Managers

Portfolio Manager compensation primarily consists of a modest fixed base salary and a larger bonus tied to short- and long-term performance, as well as other factors described herein.  The Portfolio Manager’s base salary is determined annually based on individual performance, seniority and contributions to the firm.  Bonuses are determined annually based on individual performance and contributions to the firm, performance of funds and accounts managed and success of the firm overall.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUNDS

Control persons are persons deemed to control the Funds because they own beneficially over 25% of the Funds’ outstanding equity securities.  As a result, control persons could have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of the shareholders of the Funds.  Principal holders are persons that own beneficially 5% or more of the Funds’ outstanding equity securities.  As of June 30, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

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Buffalo Flexible Income Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 101 Montgomery Street San Francisco, CA 94104	N/A	N/A	21.31%	Record
Great Plains Trust Company* House Account – Cash 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	17.10%	Record
UMBSC & Co. P.O. Box 419260 Kansas City, MO 64141-6260	N/A	N/A	13.32%	Record
National Financial Services Corp. For Exclusive Benefit of Customers One World Financial Center 200 Liberty Street, MF Dept. 5th Floor New York, NY 10281-1003	N/A	N/A	11.42%	Record

Buffalo Growth Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 101 Montgomery Street San Francisco, CA 94104	The Charles Schwab Corporation	DE	57.16%	Record

Great Plains Trust Company* House Account – Cash 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	8.79%	Record

National Financial Services Corp. For Exclusive Benefit of Customers One World Financial Center 200 Liberty Street, MF Dept. 5th Floor New York, NY 10281-1003	N/A	N/A	6.94%	Record

MANAGEMENT OWNERSHIP OF THE FUNDS

As of June 30, 2010, officers and Trustees owned shares of common stock in the Funds as shown below:

Name of Fund	Number of Shares	Percentage of Ownership
Buffalo Flexible Income	24,253.041	0.17%
Buffalo Growth	21,469.050	0.44%

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In addition, as of December 31, 2009, neither the Trustees who are not “interested” persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor.  Accordingly, as of December 31, 2009, neither the Trustees who are not “interested” persons of the Trust, nor members of their immediate family, had any direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, as of December 31, 2009, neither the Trustees who are not “interested” persons of the Trust nor members of their immediate family had conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or their affiliates were parties.

DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income.  The Funds receive income generally in the form of dividends, interest and net short-term capital gains and net gains from foreign currency transactions, if any, on their investments in portfolio securities.  This income, less expenses incurred in the operation of the Funds, constitutes its “net investment company taxable income,” from which distributions may be paid to you.  If you are a taxable investor, any distributions by the Funds from such income (other than amounts designated as qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares.  Distributions from qualified dividend income are currently taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  The Funds may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income, as described above.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Funds.  Any net short-term or long-term capital gain realized by the Funds (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.

Returns of Capital.  If the Funds’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher reported capital gain or lower reported capital loss when those shares (on which the distribution was received) are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities.  The Funds are permitted to invest in foreign securities as described in this SAI.  Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Funds’ distributions paid to you.

Pass-Through of Foreign Tax Credits.  If more than 50% of the value of the Funds’ total assets at the end of a fiscal year are invested in foreign securities, the Funds may elect to pass through to you your pro rata share of foreign taxes paid by the Funds.  If this election is made, the Funds may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Funds will provide you with the information necessary to claim this deduction or credit on your personal income tax return if the Funds make this election.  Your tax reporting of any foreign dividends designated by the Funds as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

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PFIC Securities.  The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, the Funds intend to mark-to-market these securities and recognize any unrealized gains at the end of the Funds’ fiscal and excise (described below) tax years.  Deductions for unrealized losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Funds are required to distribute, even though it has not sold the securities.  You should also be aware that dividends paid with respect to PFICs do not meet the definition of qualified foreign corporation dividends.  As such, the Funds will not be able to designate these PFIC dividends as qualified dividends, currently eligible for the reduced rate of tax applicable to long-term capital gains.  In addition, if the Funds are unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Funds may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Funds to their shareholders.  Additional charges in the nature of non-deductible interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.  Taxable distributions declared by the Funds in October, November or December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid on December 31.

Election to be Taxed as a Regulated Investment Company.  The Funds have elected, or intends to elect, to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code and intends to so qualify during the current fiscal year.  As a RIC, the Funds generally pay no federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute the Funds’ net long-term capital gain or not to maintain the qualification of the Funds as a RIC if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, the Funds would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Funds.  If the Funds fail to qualify as a RIC, the Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as qualified dividend income to the extent of the Funds’ earnings and profits.

In order to qualify as a RIC for federal income tax purposes, the Funds must meet certain specific requirements, including:

(i)
The Funds must maintain a diversified portfolio of securities, wherein no security, including the securities of one or more qualified publicly traded partnerships (other than U.S. government securities and securities of other RICs) can exceed 25% of the Funds’ total assets, and, investments of issuers exceeding 5% of the Funds’ total assets (with the exception of cash, US government securities, and securities of other RICs) cannot exceed 50% of the Funds’ total assets;

(ii)
The Funds must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)	The Funds must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  As a RIC, the Funds are required to distribute its income and gains on a calendar year basis, regardless of the Funds’ fiscal year end as follows:

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Required distributions.  To avoid federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a RIC’s income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a RIC that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, the Funds are permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1), and the Funds generally intends to make such election to defer post-October losses.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Funds on those shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to distributions paid by the Funds attributed to interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Funds.  Income on investments by the Funds in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the Funds’ distributions of net investment income may be qualified dividends, currently eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for Fund distributions attributed to dividends earned on the Funds’ investment in stocks of domestic corporations and qualified foreign corporations.

Both the Funds and the investor must meet certain holding period requirements to qualify Fund distributions for this treatment.  Specifically, the Funds must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Funds distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is now entitled to receive the dividend payment.  When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

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While the income designated as qualified dividends is currently taxed at the same rates applicable to long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Funds will designate the portion of its ordinary income distribution attributable to qualified dividend income taxable at reduced rates.  If 95% or more of the Funds’ income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Currently a sunset provision provides that the qualified dividend income for individual’s provision will sunset after December 31, 2010 and there is uncertainty surrounding its renewal.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the distributions paid by the Funds may qualify for the dividends-received deduction.  The portion of distributions paid by the Funds that so qualifies will be designated each year in a notice mailed to the Funds’ shareholders, and cannot exceed the gross amount of dividends received by the Funds from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Funds may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Funds were debt-financed or held by the Funds for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund distributions on your shares may also be reduced or eliminated.  Even if designated as distributions eligible for the dividends-received deduction, all such distributions (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities.  The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by the Funds (possibly causing the Funds to sell securities to raise the cash for necessary distributions) and/or defer the Funds’ ability to recognize a loss, and, in limited cases, subject the Funds to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by the Funds is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Funds.

Backup Withholding.  By law, the Funds must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Funds also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the U.S., are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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In general.  The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on ordinary income distributions paid to you by the Funds, subject to an exemption for distributions of net long-term capital gain as described below.  However, notwithstanding such exemption from U.S. withholding at the source, any distributions of ordinary income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not subject to backup withholding.

Distributions of Net Long-Term Capital gains.  In general, distributions of net long-term capital gain of the Funds (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year.

Interest-Related Dividends. Interest-related distributions designated by the Funds and paid from qualified net interest income are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or a partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another RIC.  On any payment date, the amount of a distribution that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Funds’ qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end.  As a consequence, the Funds may over withhold a small amount of U.S. tax from a distribution.  In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a U.S. nonresident tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule.  It may not be practical in every case for the Funds to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally, the Funds’ designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Funds is effective for distributions paid with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2010 unless such exemptions are extended or made permanent.

If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Funds may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the U.S. if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Funds by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign tax.

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U.S tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back-up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Capital Loss Carryforward.  The Funds are permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss.  The Funds’ capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Accordingly, no Fund expects to distribute any such offsetting capital gains.  The Funds cannot carry back or carry forward any net operating losses.

As of March 31, 2010, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

Name of Fund	Capital Loss Carryover	Expires

Buffalo Flexible Income Fund	$261,035	3/31/17
	$57,232	3/31/18
Buffalo Growth Fund	$345,491	3/31/18

At March 31, 2010, the following funds deferred, on a tax-basis, post-October losses of:

Name of Fund
Buffalo Flexible Income Fund	$80,157

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Funds.

FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the March 31, 2010 Annual Report to Shareholders, are incorporated herein by reference.  Unaudited reports to shareholders will be published at least semi-annually.

PROXY VOTING POLICIES AND PROCEDURES

The Trust delegates all proxy voting decisions regarding the Funds’ securities to KCM.  As a result, the Advisor’s proxy voting policies and procedures govern how the Funds’ proxies are voted.

The Advisor’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract.  The Advisor will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Advisor’s Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

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When voting proxies or acting with respect to corporate actions for the Funds, the Advisor’s utmost concern is that all decisions be made solely in the best interest of the Funds.  The Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

A proxy voting committee makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by the Advisor are voted in a timely manner and in a manner consistent with the Advisor’s determination of the Funds’ best interests.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interest, the Advisor will resolve such a conflict in the manner described below:

•
Vote in Accordance with the Guidelines.  To the extent that the Advisor has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

•
Obtain Consent of Trustees.  To the extent that the Advisor has discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor will disclose the conflict to the Board of Trustees and obtain the Trustees’ consent to the proposed vote prior to voting the securities.  The disclosure to the Board of Trustees will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict that the Board of Trustees would be able to make an informed decision regarding the vote.  If the Board of Trustees does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that account.

The Advisor will generally vote against any management proposal that is not deemed to be in the shareholders’ best interests.  Proposals in this category would include issues regarding the issuer’s board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable employee stock purchase plans.  Some proxy decisions may be made on a case-by-case basis.

A description of the Funds’/Advisor’s proxy voting procedures is available without charge upon request, by calling 1-800-492-8332 and on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by (1) calling the Funds at 1-800-492-8332 or (2) on the SEC website at http://www.sec.gov.

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APPENDIX-RATINGS INFORMATION.

Bond Ratings.
S&P	MOODY’S	DESCRIPTIONS
AAA	Aaa	These are the highest ratings assigned by S&P and Moody’s to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
AA	Aa	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
A	A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB	Baa
Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.  Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB	Ba
Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.  But it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB-/Baa3 rating.

B	B
Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC	Caa
Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC	Ca	The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
C	C
The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC/Caa3 debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI	N/A	The rating CI is reserved for income bonds on which no interest is being paid.
D	N/A
Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.  Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.  With regard to S&P’s ratings, bonds rated BB, B, CCC and CC are usually considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

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Commercial Paper Ratings.
S&P	MOODY’S	DESCRIPTION
A-1	Prime-1 (P-1)	This rating indicates that the degree of safety regarding timely payments is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.  Earnings trends and coverage ratios, while sound will be more subject to variation.  Capitalization characteristic while still appropriated, may be more affected by external conditions.  Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
B	N/A	Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.
C	N/A	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D	N/A	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.
Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed.  The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  S&P’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.

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BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.                      Exhibits.

(a)			Charter Documents.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

(b)			By-Laws.
	(i)		By-Laws of Buffalo Funds dated February 21, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
(i)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of its series Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund dated August 19, 2008, was previously filed with Post-Effective Amendment #24 on Form N-1A on November 5, 2008, and is herein incorporated by reference.

(e)			Distribution Contracts.
	(i)	(A)
Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Funds) dated April 25, 2003, was previously filed with Post-Effective Amendment #3 on Form N-1A on July 30, 2003, and is herein incorporated by reference.

(B)
Amended Exhibit A to the Distribution Agreement regarding the addition of the Buffalo Micro Cap Fund was previously filed with Post-Effective Amendment #8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

		(C)	Amendment to the Distribution Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment #15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
		(D)	Amendment to the Distribution Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment #18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
		(E)	Amendment to the Distribution Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment #19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.

(g)			Custodian Agreements.
	(i)	(A)	Amended and Restated Custody Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment #15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
		(B)	Amended and Restated Custody Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment #18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
(C)
Amendment to the Amended and Restated Custody Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment #19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Master Services Agreement between U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., investment adviser and manager of the Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Fund) dated April 25, 2003, was previously filed with Post-Effective Amendment #9 on Form N-1A on July 29, 2004, and is herein incorporated by reference.

(B)
Amendment to the Master Services Agreement regarding AML services dated February 20, 2004, was previously filed with Post-Effective Amendment #9 on Form N-1A on July 29, 2004, and is herein incorporated by reference.

(C)
Amendment to the Master Services Agreement Appendix I regarding the addition of Buffalo Micro Cap Fund dated February 20, 2004, was previously filed with Post-Effective Amendment #9 on Form N-1A on July 29, 2004, and is herein incorporated by reference.

(D)
Amendment to the Master Services Agreement regarding addition of the Buffalo Jayhawk China Fund dated April 25, 2003, was previously filed with Post-Effective Amendment #15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.

(E)
Amendment to the Master Services Agreement regarding addition of the Buffalo International Fund dated August 10, 2007, was previously filed with Post-Effective Amendment #18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.

(F)
Amendment to the Master Services Agreement regarding addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund dated February 15, 2008, was previously filed with Post-Effective Amendment #19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.

(i)			Legal Opinions.
	(i)		Opinion and Consent of Counsel – To Be Filed By Amendment.
(j)			Other Opinions.
	(i)		Power of Attorney for Registrant dated May 20, 2005, was previously filed with Post-Effective Amendment #10 on Form N-1A on May 20, 2005, and is herein incorporated by reference.
	(ii)		Consent of Independent Registered Public Accounting Firm – To Be Filed By Amendment.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Initial Capital Agreements – Not Applicable.
(m)			Rule 12b-1 Plan – Not Applicable.
(n)			Rule 18f-3 Plan – Not Applicable.
(o)			Reserved.
(p)			Code of Ethics.

(i)
Amended and Restated Joint Code of Ethics of Buffalo Funds and Kornitzer Capital Management, Inc. dated February, 2009, was previously filed with Post-Effective Amendment #25 on Form N-1A on July 31, 2009.

(ii)	Code of Ethics for the Access Persons of Quasar Distributors, LLC, dated September 1, 2005, was previously filed with Post-Effective Amendment #15 on Form N-1A on December 15, 2006.

Item 29.                      Persons Controlled by or Under Common Control with Registrant

None.

Item 30.                      Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.                      Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisers and each officer of the Registrant’s investment advisers is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see (1) Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.                      Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.

3

Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Funds	MainGate Trust
Brandes Investment Trust	Masters’ Select Funds Trust
Brandywine Blue Funds, Inc.	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Country Mutual Funds Trust	MP63 Fund, Inc.
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

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(c)	Not applicable.

Item 33.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Shawnee Mission, KS 66205
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.                      Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.                      Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas on the 27th day of May, 2011.

                                                                                                BUFFALO FUNDS
                                                                                                Registrant

                                                                                                By:  /s/ Kent W. Gasaway
                                                                                                Kent W. Gasaway
                                                                                                President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer	May 27, 2011

Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	May 27, 2011

Gene M. Betts* Gene M. Betts	Trustee	May 27, 2011

Thomas S. Case* Thomas S. Case	Trustee	May 27, 2011

J. Gary Gradinger* J. Gary Gradinger	Trustee	May 27, 2011

Philip J. Kennedy* Philip J. Kennedy	Trustee	May 27, 2011

Grant P. Sarris* Grant P. Sarris	Trustee	May 27, 2011

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

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